Other Current Liabilities and Accrued Expenses - Schedule of Other Current Liabilities and Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Current Liabilities and Accrued Expenses [Abstract]
Royalties - IIA payable	$ 1,378	$ 1,180
Accrued commissions	3,725	1,740
Accrued expenses	5,360	6,620
Total	$ 10,463	$ 9,540